Business combination (Details) - Pyro Green-Gas And Subsidiaries - CAD ($)	Dec. 31, 2021	Aug. 11, 2021
Total consideration
Consideration paid at closing	$ 1
Contingent consideration	3,841,999
Consideration paid at closing and continent consideration	3,842,000	$ 3,842,000
Settlement of pre-existing loan receivable from Pyro Green-Gas	1,744,400	$ 1,700,000
Total consideration	5,586,400
Net assets acquired
Current assets	5,186,086
ROU asset	477,608
Property and equipment	42,552
Intangible assets and Goodwill	4,780,607
Deferred income tax asset	79,360
Current liabilities	(4,507,907)
Non-current liabilities	(471,906)
Net assets acquired	$ 5,586,400